Description of Business, Basis of Presentation and Significant Accounting Policies - Schedule of reconciliation of the impacted financial statement (Details) - USD ($) $ in Millions	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Net Cash Flows Provided by Financing Activities	$ (74.9)	$ (394.5)	$ 525.5
Net Change In Cash, Cash Equivalents and Restricted Cash	$ 82.2	$ (17.1)	(90.2)
Cash, Cash Equivalents and Restricted Cash - End Of Period			270.3
As Previously Reported
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Net Cash Flows Provided by Financing Activities			644.2
Net Change In Cash, Cash Equivalents and Restricted Cash			28.5
Cash, Cash Equivalents and Restricted Cash - End Of Period			389.0
Revision of Prior Period, Adjustment
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Net Cash Flows Provided by Financing Activities			(118.7)
Net Change In Cash, Cash Equivalents and Restricted Cash			(118.7)
Cash, Cash Equivalents and Restricted Cash - End Of Period			$ (118.7)